Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Result of Operations of Discontinued Operations

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Three Months Ended		Nine Months Ended
	Oct 28, 2012	Oct 30, 2011	Oct 28, 2012	Oct 30, 2011
Net sales	$—	$230	$127	$795
Gain on sale of discontinued operations	3	7	12	9
Income (loss) before provision for income taxes	3	14	19	26
Provision (benefit) for income taxes	—	—	—	—

Income from discontinued operations, net of tax	$3	$14	$19	$26

Operations presented have been revised to reflect this presentation. The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Net sales	$969	$1,028	$1,105
Gains on sales of discontinued operations	9	—	—
Income (loss) before provision for income taxes	20	(6)	(53)
Provision for income taxes	—	—	(19)

Income (loss) from discontinued operations, net of tax	$20	$(6)	$(34)